LEASES - Lease and other financing obligations secured by assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LEASE
Accounts receivable	¥ 3,021,956	¥ 2,493,059
Property and equipment, net	40,204,133	40,098,423
Operating lease ROU assets	5,193,408	5,310,723
Total assets	73,648,628	74,446,690
Asset pledged as security | Finance lease and other financing obligations
LEASE
Accounts receivable	133,788	69,264
Property and equipment, net	1,445,973	1,422,563
Operating lease ROU assets	18,521	19,113
Total assets	¥ 1,598,282	¥ 1,510,940